UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 454-0506

Date of fiscal year end:             August 31

Date of reporting period:             November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers FTSE Developed ex U.S. Enhanced Beta ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Australia - 8.9%
Adelaide Brighton Ltd.	1,102	$3,459
AGL Energy Ltd.	328	3,926
Amcor Ltd.	910	8,898
AMP Ltd.	192	807
Ansell Ltd.	192	3,028
APA Group (a)	838	5,394
Aristocrat Leisure Ltd.	96	659
Asciano Ltd.	682	4,217
ASX Ltd.	150	4,490
Aurizon Holdings Ltd.	2,058	8,290
AusNet Services	1,256	1,367
Australia & New Zealand Banking Group Ltd.	4	79
Bank of Queensland Ltd.	68	672
Bendigo and Adelaide Bank Ltd.	48	387
BHP Billiton Ltd.	68	890
BHP Billiton PLC	26	312
Boral Ltd.	1,314	5,388
Brambles Ltd.	634	4,993
Caltex Australia Ltd.	392	9,729
Challenger Ltd.	166	1,013
CIMIC Group Ltd.	50	906
Coca-Cola Amatil Ltd.	410	2,677
Cochlear Ltd.	54	3,685
Computershare Ltd.	194	1,635
Crown Resorts Ltd.	34	286
CSL Ltd.	72	5,213
CSR Ltd.	1,040	2,294
Dexus Property Group REIT	1,654	9,187
Downer EDI Ltd.	200	522
DuluxGroup Ltd.	578	2,617
Fairfax Media Ltd.	866	557
Flight Centre Travel Group Ltd.	16	416
Goodman Group REIT	3,330	14,738
GPT Group REIT	2,488	8,313
Harvey Norman Holdings Ltd.	522	1,540
Healthscope Ltd.	38	74
Incitec Pivot Ltd.	1,134	3,100
Insurance Australia Group Ltd.	522	2,091
IOOF Holdings Ltd.	154	1,054
LendLease Group (a)	320	2,951
Macquarie Atlas Roads Group (a)	146	447
Macquarie Group Ltd.	4	236
Medibank Pvt Ltd.	2,702	4,534

Mirvac Group REIT	5,310	7,162
Newcrest Mining Ltd.*	22	174
Nufarm Ltd.	324	1,980
Oil Search Ltd.	68	403
Orica Ltd.	230	2,628
Orora Ltd.	3,286	5,323
OZ Minerals Ltd.	48	139
Perpetual Ltd.	32	1,065
Platinum Asset Management Ltd.	376	2,194
Qantas Airways Ltd.*	522	1,374
QBE Insurance Group Ltd.	94	848
Ramsay Health Care Ltd.	62	3,006
REA Group Ltd.	24	871
Recall Holdings Ltd.	124	623
Scentre Group REIT	4,484	12,971
Seek Ltd.	38	381
Shopping Centres Australasia Property Group REIT	2,462	3,739
Sonic Healthcare Ltd.	258	3,793
Star Entertainment Group Ltd. (The)	1,092	3,807
Stockland REIT	2,458	7,110
Suncorp Group Ltd.	50	484
Sydney Airport (a)	394	1,881
Tabcorp Holdings Ltd.	1,474	4,872
Tatts Group Ltd.	1,088	3,273
TPG Telecom Ltd.	86	643
Transurban Group (a)	32	240
Treasury Wine Estates Ltd.	264	1,445
Vicinity Centres REIT	1,576	3,089
Wesfarmers Ltd.	124	3,416
Westpac Banking Corp.	14	325
Woodside Petroleum Ltd.	172	3,746
Woolworths Ltd.	108	1,849

		221,925

Austria - 0.1%
ANDRITZ AG	18	944
OMV AG	40	1,142
Vienna Insurance Group AG Wiener Versicherung Gruppe	2	56

		2,142

Belgium - 1.3%
Ageas	30	1,312
bpost SA	240	5,832
Colruyt SA	118	5,847
Delhaize Group	74	7,414
Groupe Bruxelles Lambert SA	18	1,479
Proximus SA	162	5,351
Solvay SA	12	1,383
Telenet Group Holding NV*	8	437
UCB SA	4	357
Umicore SA	94	3,888

		33,300

Canada - 5.4%
Agrium, Inc.	56	5,528
Alimentation Couche-Tard, Inc., Class B	132	6,017
ARC Resources Ltd.	66	905
BCE, Inc.	38	1,636
BlackBerry Ltd.*	46	366
Brookfield Asset Management, Inc., Class A	122	4,189
Cameco Corp.	22	269
Canadian National Railway Co.	44	2,626
Canadian Natural Resources Ltd.	48	1,162
Canadian Pacific Railway Ltd.	14	2,064
Canadian Tire Corp. Ltd., Class A	46	4,310
Canadian Utilities Ltd., Class A	120	2,931
Cenovus Energy, Inc.	40	592
CGI Group, Inc., Class A*	238	10,360
CI Financial Corp.	154	3,660
Enbridge, Inc.	14	497
Fairfax Financial Holdings Ltd.	31	14,884
Finning International, Inc.	28	411
Fortis, Inc.	112	3,093
Franco-Nevada Corp.	20	961
George Weston Ltd.	2	164
Great-West Lifeco, Inc.	22	598
Husky Energy, Inc.	42	567
IGM Financial, Inc.	12	342
Imperial Oil Ltd.	34	1,104
Intact Financial Corp.	144	9,599
Inter Pipeline Ltd.	8	139
Loblaw Cos. Ltd.	4	202
Magna International, Inc.	252	11,462
Manulife Financial Corp.	62	1,020
Metro, Inc.	470	13,536
National Bank of Canada	16	524
Pembina Pipeline Corp.	20	459
Potash Corp. of Saskatchewan, Inc.	104	2,105
Power Corp. of Canada	34	798
Power Financial Corp.	8	203
RioCan Real Estate Investment Trust REIT	268	5,127
Rogers Communications, Inc., Class B	104	4,011
Saputo, Inc.	142	3,476
Shaw Communications, Inc., Class B	220	4,566
SNC-Lavalin Group, Inc.	90	2,859
Sun Life Financial, Inc.	36	1,187
Suncor Energy, Inc.	58	1,603
TELUS Corp.	58	1,843
Tourmaline Oil Corp.*	22	418
TransCanada Corp.	16	505

		134,878

Chile - 0.1%
Antofagasta PLC	158	1,208

China - 0.2%
AAC Technologies Holdings, Inc.	50	350
China Mengniu Dairy Co. Ltd.	476	757
Jicheng Umbrella Holdings Ltd., 144A*	982	223
Want Want China Holdings Ltd.	186	146
Yangzijiang Shipbuilding Holdings Ltd.	3,600	2,807

		4,283

Denmark - 1.5%
A.P. Moeller - Maersk A/S, Class A	2	3,000
Carlsberg A/S, Class B	44	3,742
Chr Hansen Holding A/S	60	3,765
Coloplast A/S, Class B	14	1,136
DSV A/S	278	10,811
H Lundbeck A/S*	4	122
ISS A/S	82	2,860
Jyske Bank A/S*	6	273
Novo Nordisk A/S, Class B	20	1,102
Novozymes A/S, Class B	62	2,981
TDC A/S	860	4,517
Tryg A/S	98	1,908
William Demant Holding A/S*	20	1,920

		38,137

Finland - 1.5%
Elisa OYJ	84	3,129
Fortum OYJ	314	4,585
Kesko OYJ, Class B	110	3,653
Kone OYJ, Class B	110	4,694
Metso OYJ	14	348
Neste OYJ	22	634
Nokian Renkaat OYJ	48	1,884
Orion OYJ, Class B	116	3,874
Sampo OYJ, Class A	72	3,569
Stora Enso OYJ, Class R	128	1,265
UPM-Kymmene OYJ	358	6,835
Wartsila OYJ Abp	56	2,517

		36,987

France - 4.8%
Accor SA	12	507
Aeroports de Paris	12	1,359
Air Liquide SA	22	2,685
Airbus Group SE	22	1,591
Arkema SA	10	721
Atos SE	52	4,257
AXA SA	12	325
BioMerieux	6	688
Bollore SA	82	377
Bouygues SA	108	4,066

Bureau Veritas SA	40	824
Cap Gemini SA	48	4,428
Carrefour SA	24	740
Christian Dior SE	12	2,196
Cie de Saint-Gobain	22	972
Cie Generale des Etablissements Michelin	72	7,219
Danone SA	24	1,682
Dassault Systemes SA	10	796
Edenred	62	1,285
Eiffage SA	10	629
Electricite de France	10	149
Engie	56	976
Essilor International SA	4	522
Euler Hermes Group	12	1,076
Eutelsat Communications SA	72	2,149
Faurecia	8	300
Gecina SA REIT	2	241
Groupe Eurotunnel SE	108	1,380
Hermes International	4	1,408
Iliad SA	4	892
Imerys SA	14	949
Ingenico Group	6	755
Ipsen SA	32	2,055
JCDecaux SA	20	741
Kering	2	345
Klepierre REIT	52	2,360
Lagardere SCA	60	1,771
Legrand SA	72	4,236
L’Oreal SA	10	1,771
LVMH Moet Hennessy Louis Vuitton SE	8	1,342
Orange SA	134	2,316
Pernod Ricard SA	8	910
Publicis Groupe SA	36	2,272
Remy Cointreau SA	2	142
Renault SA	10	1,009
Rexel SA	122	1,671
Safran SA	22	1,624
Sanofi	2	178
Schneider Electric SE	10	634
SCOR SE	88	3,451
SEB SA	12	1,229
Societe BIC SA	26	4,277
Societe Television Francaise 1	32	390
Sodexo SA	10	988
Suez Environnement Co.	340	6,446
Technip SA	4	210
Thales SA	84	6,254
Total SA	14	695
Unibail-Rodamco SE REIT	20	5,137
Valeo SA	28	4,335
Veolia Environnement SA	186	4,459
Vinci SA	36	2,341
Vivendi SA	252	5,306
Zodiac Aerospace	44	1,192

		120,231

Germany - 3.3%
adidas AG	38	3,677
Allianz SE	2	354
Axel Springer SE	56	3,126
BASF SE	14	1,159
Bayerische Motoren Werke AG	2	218
Beiersdorf AG	24	2,235
Brenntag AG	62	3,387
Continental AG	6	1,450
Daimler AG	6	537
Deutsche Boerse AG	10	858
Deutsche Lufthansa AG*	46	659
Deutsche Post AG	160	4,677
Deutsche Telekom AG	50	922
Deutsche Wohnen AG	354	9,741
E.ON SE	128	1,217
Evonik Industries AG	50	1,708
Fielmann AG	10	684
Fraport AG Frankfurt Airport Services Worldwide	12	734
Fresenius Medical Care AG & Co. KGaA	6	496
Fresenius SE & Co. KGaA	28	2,056
FUCHS PETROLUB SE	32	1,300
GEA Group AG	70	2,905
Hannover Rueck SE	30	3,510
HeidelbergCement AG	12	955
Hella KGaA Hueck & Co.	28	1,158
Henkel AG & Co. KGaA	8	768
HOCHTIEF AG	12	1,132
Hugo Boss AG	22	1,906
Infineon Technologies AG	304	4,506
K+S AG	34	968
LANXESS AG	10	509
Linde AG	6	1,048
Merck KGaA	22	2,253
Metro AG	22	733
MTU Aero Engines AG	38	3,774
Muenchener Rueckversicherungs-Gesellschaft AG	8	1,612
OSRAM Licht AG	60	2,533
ProSiebenSat.1 Media SE	46	2,416
RWE AG	10	115
SAP SE	6	473
Siemens AG	8	829
Suedzucker AG	30	567
Symrise AG	8	541
Talanx AG	8	248
TUI AG	22	365
Vonovia SE	42	1,302
Wirecard AG (b)	50	2,449
Zalando SE, 144A*	10	339

		81,109

Hong Kong - 3.3%
AIA Group Ltd.	112	669
ASM Pacific Technology Ltd.	62	472
Bank of East Asia Ltd. (The)	70	250
BOC Hong Kong (Holdings) Ltd.	108	331
Cafe de Coral Holdings Ltd.	226	745
Cathay Pacific Airways Ltd.	462	815
Champion REIT	2,016	1,027
Cheung Kong Infrastructure Holdings Ltd.	172	1,506
Cheung Kong Property Holdings Ltd.	440	2,869
China Travel International Investment Hong Kong Ltd.	1,720	703
CK Hutchison Holdings Ltd.	264	3,463
CLP Holdings Ltd.	348	2,908
First Pacific Co. Ltd.	158	98
Hang Lung Properties Ltd.	632	1,480
Hang Seng Bank Ltd.	12	217
Henderson Land Development Co. Ltd.	174	1,071
Hong Kong and China Gas Co. Ltd.	548	1,076
Hong Kong Exchanges & Clearing Ltd.	16	417
Hopewell Highway Infrastructure Ltd.	802	383
Hopewell Holdings Ltd.	224	793
Hutchison Telecommunications Hong Kong Holdings Ltd.	750	261
Hysan Development Co. Ltd.	524	2,213
Johnson Electric Holdings Ltd.	228	826
Kerry Logistics Network Ltd.	240	369
Kerry Properties Ltd.	480	1,353
Kowloon Development Co. Ltd.	2	2
Li & Fung Ltd.	11,966	8,241
Lifestyle International Holdings Ltd.	128	195
Link REIT (The)	2,822	17,161
MTR Corp. Ltd.	218	1,009
New World China Land Ltd.	338	232
New World Development Co. Ltd.	422	420
NWS Holdings Ltd.	500	702
Orient Overseas International Ltd.	28	129
PCCW Ltd.	1,076	651
Power Assets Holdings Ltd.	686	6,127
Shun Tak Holdings Ltd.	1,136	435
Sino Land Co. Ltd.	1,646	2,441
Sun Art Retail Group Ltd.	404	317
Sun Hung Kai Properties Ltd.	110	1,352
Swire Pacific Ltd., Class A	198	2,160
Swire Properties Ltd.	100	290
Techtronic Industries Co. Ltd.	364	1,476
Television Broadcasts Ltd.	146	588
Texwinca Holdings Ltd.	1,396	1,426
VTech Holdings Ltd.	230	2,578
Wharf Holdings Ltd. (The)	224	1,286
Wheelock & Co. Ltd.	174	752
Yue Yuen Industrial (Holdings) Ltd.	1,452	5,272

		81,557

Ireland - 0.9%
CRH PLC	70	2,061
DCC PLC	32	2,877
Experian PLC	306	5,673
Glanbia PLC	50	918
James Hardie Industries PLC CDI (c)	448	5,301
Kerry Group PLC, Class A	30	2,421
Ryanair Holdings PLC	54	809
Shire PLC	14	980
Smurfit Kappa Group PLC	74	2,022

		23,062

Israel - 1.3%
Azrieli Group	46	1,772
Bank Hapoalim BM	152	786
Bank Leumi Le-Israel BM*	148	535
Bezeq The Israeli Telecommunication Corp. Ltd.	3,600	7,755
Clal Insurance Enterprises Holdings Ltd.*	12	173
Delek Automotive Systems Ltd.	108	970
Elbit Systems Ltd.	20	1,768
Frutarom Industries Ltd.	62	3,022
Gazit-Globe Ltd.	4	40
Israel Chemicals Ltd.	146	734
Israel Discount Bank Ltd., Class A*	920	1,696
Melisron Ltd.	44	1,506
Mizrahi Tefahot Bank Ltd.	134	1,586
NICE Systems Ltd.	26	1,580
Oil Refineries Ltd.*	3,686	1,390
Osem Investments Ltd.	42	737
Paz Oil Co. Ltd.	18	2,817
Shikun & Binui Ltd.	290	456
Strauss Group Ltd.*	16	224
Teva Pharmaceutical Industries Ltd.	42	2,572

		32,119

Italy - 0.7%
Assicurazioni Generali SpA	4	76
Atlantia SpA	46	1,215
Davide Campari-Milano SpA	74	650
Enel Green Power SpA	292	617
Enel SpA	536	2,364
Eni SpA	10	163
EXOR SpA	10	448
Finmeccanica SpA*	22	319
Luxottica Group SpA	10	669
Mediaset SpA	78	343
Parmalat SpA	32	81
Prysmian SpA	114	2,493
Salvatore Ferragamo SpA	6	143

Snam SpA	548	2,785
Telecom Italia SpA*	1,100	1,423
Telecom Italia SpA-RSP	602	693
Terna Rete Elettrica Nazionale SpA	830	4,086

		18,568

Japan - 31.3%
Aeon Co. Ltd.	600	9,310
Alfresa Holdings Corp.	400	7,928
Alps Electric Co. Ltd.	200	6,288
Amada Holdings Co. Ltd.	200	1,969
Asahi Group Holdings Ltd.	200	6,271
ASICS Corp.	200	4,568
Astellas Pharma, Inc.	200	2,816
AUTOBACS SEVEN Co. Ltd.	200	3,623
Azbil Corp.	200	5,045
Bandai Namco Holdings, Inc.	200	4,453
Benesse Holdings, Inc.	200	5,069
Bic Camera, Inc.	400	3,678
Brother Industries Ltd.	200	2,393
Calbee, Inc.	200	8,270
Canon Marketing Japan, Inc.	200	3,164
Canon, Inc.	200	6,038
Casio Computer Co. Ltd.	200	4,411
Chubu Electric Power Co., Inc.	200	2,760
Chugoku Bank Ltd. (The)	200	2,773
Citizen Holdings Co. Ltd.	200	1,478
Coca-Cola East Japan Co. Ltd.	200	2,947
Coca-Cola West Co. Ltd.	200	4,047
COMSYS Holdings Corp.	200	2,689
Cosmo Energy Holdings Co. Ltd.*	200	2,629
Daicel Corp.	200	2,928
Daihatsu Motor Co. Ltd.	200	2,596
Dai-ichi Life Insurance Co. Ltd. (The)	200	3,461
Daiichi Sankyo Co. Ltd.	200	4,122
Daiwa House Industry Co. Ltd.	200	5,571
Denka Co. Ltd.	2,000	8,838
DIC Corp.	2,000	5,768
FamilyMart Co. Ltd.	200	8,920
GLORY Ltd.	200	5,638
H2O RETAILING Corp.	200	4,179
Hakuhodo DY Holdings, Inc.	200	2,148
Hamamatsu Photonics KK	200	5,012
Haseko Corp.	200	2,236
Hino Motors Ltd.	200	2,429
Hitachi Chemical Co. Ltd.	200	3,330
Hitachi Construction Machinery Co. Ltd.	200	3,139
Hitachi Transport System Ltd.	200	3,310
Hokuhoku Financial Group, Inc.	2,000	4,240
House Foods Group, Inc.	200	3,524
Hoya Corp.	200	8,107
Idemitsu Kosan Co. Ltd.	200	3,311

Iida Group Holdings Co. Ltd.	200	3,889
Isetan Mitsukoshi Holdings Ltd.	200	3,049
Isuzu Motors Ltd.	200	2,250
ITO EN Ltd.	200	4,572
ITOCHU Corp.	200	2,440
Iyo Bank Ltd. (The)	200	1,994
J. Front Retailing Co. Ltd.	200	3,300
Japan Airlines Co. Ltd.	200	6,840
Japan Tobacco, Inc.	200	7,165
JSR Corp.	200	3,149
JTEKT Corp.	200	3,698
JX Holdings, Inc.	600	2,434
Kansai Electric Power Co., (The), Inc.*	200	2,242
Kao Corp.	200	10,253
Kawasaki Kisen Kaisha Ltd.	2,000	4,110
KDDI Corp.	200	4,968
Kewpie Corp.	200	4,798
KINDEN Corp.	400	5,439
Kintetsu Group Holdings Co. Ltd.	2,000	7,669
Kirin Holdings Co. Ltd.	200	2,813
Komatsu Ltd.	200	3,308
Konami Holdings Corp.	200	4,681
Konica Minolta, Inc.	200	2,103
Kuraray Co. Ltd.	600	7,638
Kurita Water Industries Ltd.	200	4,317
Kyushu Financial Group, Inc.*	200	1,521
LINTEC Corp.	200	4,323
LIXIL Group Corp.	200	4,676
M3, Inc.	200	4,400
Makita Corp.	200	11,357
Marubeni Corp.	200	1,108
Marui Group Co. Ltd.	200	2,967
Maruichi Steel Tube Ltd.	200	5,540
Mazda Motor Corp.	200	4,155
Medipal Holdings Corp.	400	7,009
MISUMI Group, Inc.	200	2,715
Mitsubishi Chemical Holdings Corp.	400	2,621
Mitsubishi Materials Corp.	2,000	7,067
Mitsubishi Motors Corp.	200	1,781
Mitsubishi Tanabe Pharma Corp.	200	3,495
Mitsubishi UFJ Financial Group, Inc.	200	1,284
Mitsui & Co. Ltd.	200	2,453
Mizuho Financial Group, Inc.	200	404
Nabtesco Corp.	200	4,187
NAGASE & Co. Ltd.	200	2,543
NHK Spring Co. Ltd.	200	2,055
Nikon Corp.	200	2,684
Nippon Express Co. Ltd.	2,000	9,033
Nippon Paint Holdings Co. Ltd.	200	5,012
Nippon Paper Industries Co. Ltd.	200	3,220
Nippon Television Holdings, Inc.	200	3,686
Nissan Chemical Industries Ltd.	200	4,799

Nissan Motor Co. Ltd.	200	2,136
NISSAN SHATAI Co. Ltd.	200	2,283
Nisshin Seifun Group, Inc.	400	6,284
Nisshinbo Holdings, Inc.	200	2,366
Nomura Real Estate Holdings, Inc.	200	3,917
Nomura Research Institute Ltd.	200	7,563
NSK Ltd.	200	2,517
NTT DOCOMO, Inc.	200	3,782
Osaka Gas Co. Ltd.	2,000	7,426
OSG Corp.	200	3,951
Otsuka Holdings Co. Ltd.	200	6,626
Panasonic Corp.	200	2,270
Park24 Co. Ltd.	200	4,062
Pigeon Corp.	200	5,735
Rakuten, Inc.	200	2,522
Recruit Holdings Co. Ltd.	200	6,247
Ricoh Co. Ltd.	200	2,050
Rohto Pharmaceutical Co. Ltd.	200	3,855
Sanrio Co. Ltd.	200	4,776
Santen Pharmaceutical Co. Ltd.	200	3,171
Sanwa Holdings Corp.	400	3,353
Secom Co. Ltd.	100	6,854
Seibu Holdings, Inc.	200	4,221
Seino Holdings Co. Ltd.	400	4,055
Sekisui House Ltd.	200	3,382
Seven & i Holdings Co. Ltd.	200	8,968
Seven Bank Ltd.	200	876
Shikoku Electric Power Co., Inc.	200	2,864
Shin-Etsu Chemical Co. Ltd.	200	11,313
Shiseido Co. Ltd.	200	4,786
Showa Shell Sekiyu KK	400	3,526
Skylark Co. Ltd.	200	2,729
Sohgo Security Services Co. Ltd.	200	9,618
Sojitz Corp.	600	1,316
Sony Corp.	200	5,162
Sony Financial Holdings, Inc.	200	3,685
Sotetsu Holdings, Inc.	2,000	11,178
Stanley Electric Co. Ltd.	200	4,427
Sugi Holdings Co. Ltd.	200	10,561
Sumitomo Corp.	200	2,124
Sumitomo Electric Industries Ltd.	200	2,846
Sumitomo Forestry Co. Ltd.	200	2,694
Sumitomo Rubber Industries Ltd.	200	2,700
Suruga Bank Ltd.	200	4,049
Suzuken Co. Ltd.	200	7,807
Suzuki Motor Corp.	200	6,150
T&D Holdings, Inc.	200	2,803
Taiyo Nippon Sanso Corp.	200	1,912
Taiyo Yuden Co. Ltd.	200	3,264
Takeda Pharmaceutical Co. Ltd.	200	9,721
Teijin Ltd.	2,000	7,116
Temp Holdings Co. Ltd.	200	3,230

Terumo Corp.	200	6,385
THK Co. Ltd.	200	3,987
TOKAI RIKA Co. Ltd.	200	4,619
Tokai Tokyo Financial Holdings, Inc.	200	1,207
Tokyo Broadcasting System Holdings, Inc.	200	3,014
Tokyo Gas Co. Ltd.	2,000	9,555
Tokyo Tatemono Co. Ltd.	200	2,403
Tokyu Fudosan Holdings Corp.	200	1,347
TonenGeneral Sekiyu KK	1,000	9,651
TOPPAN FORMS Co. Ltd.	200	2,591
Toshiba Corp.*	2,000	4,889
Toyo Seikan Group Holdings Ltd.	200	3,937
Toyo Suisan Kaisha Ltd.	200	7,149
TOYOBO Co. Ltd.	2,000	2,924
Toyoda Gosei Co. Ltd.	200	4,756
Toyota Boshoku Corp.	200	4,304
Ube Industries Ltd.	2,000	4,257
Unicharm Corp.	200	4,218
UNY Group Holdings Co. Ltd.	200	1,217
USHIO, Inc.	200	2,938
USS Co. Ltd.	200	3,180
West Japan Railway Co.	200	12,632
Yahoo Japan Corp.	200	824
Yamada Denki Co. Ltd.	400	1,800
Yamaha Corp.	200	5,037
Yamaha Motor Co. Ltd.	200	4,882
Yamato Holdings Co. Ltd.	200	3,824
Yaskawa Electric Corp.	200	2,640
Yokogawa Electric Corp.	200	2,388
Yokohama Rubber Co. Ltd. (The)	200	3,440

		781,462

Jersey Island - 0.1%
Randgold Resources Ltd.	36	2,191

Jordan - 0.1%
Hikma Pharmaceuticals PLC	60	1,956

Luxembourg - 0.1%
L’Occitane International SA	166	334
RTL Group SA	12	1,050
SES SA FDR	26	722
Tenaris SA	2	26

		2,132

Netherlands - 1.9%
Aegon NV	10	61
Akzo Nobel NV	30	2,134
ASML Holding NV	22	2,033
Gemalto NV	10	631

GrandVision NV, 144A	14	381
Heineken Holding NV	32	2,518
Heineken NV	14	1,245
Koninklijke Ahold NV	964	20,971
Koninklijke Boskalis Westminster NV	72	3,204
Koninklijke DSM NV	32	1,628
Koninklijke Philips NV	46	1,258
Koninklijke Vopak NV	26	1,128
NN Group NV	6	205
QIAGEN NV*	18	478
Randstad Holding NV	74	4,628
Royal Dutch Shell PLC, Class A	8	198
Wolters Kluwer NV	134	4,630

		47,331

New Zealand - 1.2%
Air New Zealand Ltd.	1,526	2,732
Auckland International Airport Ltd.	316	1,098
Contact Energy Ltd.	958	3,140
Fisher & Paykel Healthcare Corp. Ltd.	980	5,425
Fletcher Building Ltd.	544	2,610
Kiwi Property Group Ltd.	2,480	2,261
Mighty River Power Ltd.	784	1,497
Ryman Healthcare Ltd.	472	2,439
SKY Network Television Ltd.	442	1,324
SKYCITY Entertainment Group Ltd.	648	1,791
Spark New Zealand Ltd.	2,516	5,523
Vector Ltd.	342	698
Warehouse Group Ltd. (The)	158	266

		30,804

Norway - 0.5%
DNB ASA	6	79
Gjensidige Forsikring ASA	58	936
Marine Harvest ASA*	146	1,974
Norsk Hydro ASA	148	572
Orkla ASA	298	2,421
Schibsted ASA, Class A	18	653
Schibsted ASA, Class B*	8	279
Statoil ASA	50	773
Telenor ASA	38	662
Yara International ASA	64	2,963

		11,312

Portugal - 0.2%
EDP - Energias de Portugal SA	1,230	4,100
Jeronimo Martins SGPS SA	126	1,749

		5,849

Singapore - 2.0%
Ascendas Real Estate Investment Trust REIT	2,200	3,728
CapitaLand Commercial Trust REIT	2,200	2,043

CapitaLand Ltd.	600	1,285
CapitaLand Mall Trust REIT	3,400	4,592
City Developments Ltd.	200	1,041
ComfortDelGro Corp. Ltd.	3,600	7,478
DBS Group Holdings Ltd.	200	2,339
Frasers Centrepoint Ltd.	400	471
Genting Singapore PLC	600	323
Global Logistic Properties Ltd.	200	279
Golden Agri-Resources Ltd.	1,600	408
Keppel Corp. Ltd.	200	929
SIA Engineering Co. Ltd.	200	512
Singapore Airlines Ltd.	400	2,881
Singapore Exchange Ltd.	800	4,276
Singapore Post Ltd.	200	252
Singapore Press Holdings Ltd.	400	1,140
Singapore Technologies Engineering Ltd.	800	1,622
Singapore Telecommunications Ltd.	400	1,086
SMRT Corp. Ltd.	400	406
StarHub Ltd.	200	515
Suntec Real Estate Investment Trust REIT	1,200	1,306
UOL Group Ltd.	600	2,599
Venture Corp. Ltd.	1,000	5,969
Wilmar International Ltd.	1,000	2,028
Wing Tai Holdings Ltd.	600	721

		50,229

South Africa - 0.3%
Investec PLC	32	272
Mondi PLC	360	8,371

		8,643

South Korea - 2.1%
KB Financial Group, Inc., ADR	354	10,698
Korea Electric Power Corp., ADR	552	11,686
KT Corp., ADR*	936	12,449
POSCO, ADR	290	10,559
SK Telecom Co. Ltd., ADR	360	8,021

		53,413

Spain - 1.4%
Abertis Infraestructuras SA	66	1,022
Acciona SA	10	833
ACS Actividades de Construccion y Servicios SA	24	783
Aena SA, 144A*	6	681
Amadeus IT Holding SA, Class A	134	5,375
Corp. Financiera Alba SA	4	179
Distribuidora Internacional de Alimentacion SA*	124	784
EDP Renovaveis SA	44	305
Enagas SA	146	4,352
Endesa SA	344	7,116
Ferrovial SA	72	1,705
Gas Natural SDG SA	38	822

Grifols SA	30	1,424
Iberdrola SA	466	3,265
Industria de Diseno Textil SA	16	576
Mediaset Espana Comunicacion SA	18	207
Red Electrica Corp. SA	50	4,290
Repsol SA	6	78
Zardoya Otis SA	100	1,210

		35,007

Sweden - 4.2%
Alfa Laval AB	70	1,294
Assa Abloy AB, Class B	202	4,296
Atlas Copco AB, Class A	24	643
Atlas Copco AB, Class B	76	1,880
Boliden AB	218	4,007
Electrolux AB, Series B	122	3,581
Getinge AB, Class B	28	709
Hennes & Mauritz AB, Class B	36	1,335
Hexagon AB, Class B	24	871
Husqvarna AB, Class B	146	952
Industrivarden AB, Class A	236	4,540
Industrivarden AB, Class C	88	1,576
Investment AB Kinnevik, Class B	228	7,014
Investor AB, Class B	658	25,077
Meda AB, Class A	6	72
Melker Schorling AB	28	1,714
Sandvik AB	242	2,507
Securitas AB, Class B	410	6,257
Skanska AB, Class B	568	11,306
SKF AB, Class B	178	3,104
Svenska Cellulosa AB SCA, Class B	212	6,115
Swedbank AB, Class A	6	133
Swedish Match AB	142	4,899
Tele2 AB, Class B	318	3,238
Telefonaktiebolaget LM Ericsson, Class B	204	1,987
TeliaSonera AB	320	1,571
Trelleborg AB, Class B	128	2,507
Volvo AB, Class B	154	1,593

		104,778

Switzerland - 3.3%
ABB Ltd.*	80	1,517
Actelion Ltd.*	20	2,809
Adecco SA*	88	6,021
Aryzta AG*	2	94
Baloise Holding AG	8	972
Barry Callebaut AG*	2	2,080
Cie Financiere Richemont SA	10	748
Clariant AG*	58	1,069
Coca-Cola HBC AG CDI*	128	3,106
DKSH Holding AG*	18	1,115
EMS-Chemie Holding AG	4	1,631

Galenica AG	4	5,847
GAM Holding AG*	108	1,874
Geberit AG	12	4,014
Givaudan SA*	2	3,610
Julius Baer Group Ltd.*	6	287
Kuehne + Nagel International AG	30	4,056
LafargeHolcim Ltd.*	2	107
Lonza Group AG*	8	1,264
Nestle SA	12	890
Partners Group Holding AG	16	5,777
PSP Swiss Property AG*	10	830
Schindler Holding AG	16	2,623
Schindler Holding AG Participation Certificates	20	3,291
Sika AG	2	6,775
Sonova Holding AG	4	505
STMicroelectronics NV	116	843
Swatch Group AG (The) - Registered	8	527
Swiss Life Holding AG*	2	504
Swiss Prime Site AG*	26	1,945
Swiss Re AG	28	2,669
Swisscom AG	2	986
Syngenta AG	8	2,949
UBS Group AG	16	307
Wolseley PLC	158	9,171
Zurich Insurance Group AG*	2	527

		83,340

United Kingdom - 16.7%
3i Group PLC	2,218	16,786
Aberdeen Asset Management PLC	156	751
Admiral Group PLC	248	6,055
Aggreko PLC	38	575
ARM Holdings PLC	104	1,761
Ashmore Group PLC	168	639
Ashtead Group PLC	12	198
Associated British Foods PLC	42	2,243
Aviva PLC	22	170
BAE Systems PLC	664	5,165
Barratt Developments PLC	372	3,367
Berkeley Group Holdings PLC	310	14,992
BG Group PLC	14	218
BP PLC	106	615
British American Tobacco PLC	18	1,049
British Land Co. PLC REIT	1,960	24,619
BT Group PLC	322	2,408
Bunzl PLC	200	5,783
Burberry Group PLC	102	1,913
Capita PLC	172	3,295
Capital & Counties Properties PLC	2,004	13,298
Centrica PLC	484	1,590
CNH Industrial NV	82	604
Cobham PLC	76	347

Compass Group PLC	304	5,284
Croda International PLC	148	6,393
Daily Mail & General Trust PLC, Class A	162	1,745
Derwent London PLC REIT	338	19,192
Diageo PLC	28	806
Direct Line Insurance Group PLC	1,470	9,117
Dixons Carphone PLC	36	263
DS Smith PLC	1,208	7,550
easyJet PLC	60	1,494
Fiat Chrysler Automobiles NV*	40	571
G4S PLC	516	1,763
GKN PLC	394	1,783
Hammerson PLC REIT	1,234	11,346
Hargreaves Lansdown PLC	54	1,217
Howden Joinery Group PLC	686	5,373
ICAP PLC	20	153
IMI PLC	162	2,328
Imperial Tobacco Group PLC	58	3,134
Inchcape PLC	490	5,804
Informa PLC	66	620
Inmarsat PLC	210	3,527
InterContinental Hotels Group PLC	62	2,387
International Consolidated Airlines Group SA*	220	1,879
Intertek Group PLC	66	2,810
Intu Properties PLC REIT	802	3,908
ITV PLC	912	3,722
J Sainsbury PLC	532	2,033
John Wood Group PLC	148	1,245
Johnson Matthey PLC	8	341
Kingfisher PLC	1,898	10,102
Land Securities Group PLC REIT	1,216	22,545
Legal & General Group PLC	260	1,063
London Stock Exchange Group PLC	10	399
Marks & Spencer Group PLC	880	6,660
Meggitt PLC	382	2,231
Melrose Industries PLC	880	3,846
Merlin Entertainments PLC, 144A	232	1,430
National Grid PLC	264	3,681
Next PLC	52	6,203
Old Mutual PLC	374	1,177
Pearson PLC	70	871
Pennon Group PLC	224	2,945
Persimmon PLC*	316	9,114
Petrofac Ltd.	20	248
Provident Financial PLC	166	8,930
Prudential PLC	24	556
Reckitt Benckiser Group PLC	48	4,504
RELX NV	320	5,540
RELX PLC	240	4,330
Rentokil Initial PLC	1,180	2,836
Rightmove PLC	64	3,857
Rio Tinto Ltd.	64	2,125

Rolls-Royce Holdings PLC*	46	420
Royal Mail PLC	444	3,251
RSA Insurance Group PLC	30	199
Sage Group PLC (The)	798	7,049
Schroders PLC	26	1,173
Segro PLC REIT	2,506	16,652
Severn Trent PLC	140	4,749
Sky PLC	68	1,133
Smith & Nephew PLC	26	441
Smiths Group PLC	150	2,334
Sports Direct International PLC*	96	1,057
SSE PLC	348	7,516
St James’s Place PLC	84	1,285
Standard Life PLC	22	138
Subsea 7 SA*	86	684
TalkTalk Telecom Group PLC	160	578
Taylor Wimpey PLC	1,682	4,930
Tesco PLC*	190	478
Travis Perkins PLC	198	6,063
Unilever NV	160	7,020
Unilever PLC	162	6,915
United Utilities Group PLC	342	4,978
Vodafone Group PLC	638	2,155
Whitbread PLC	58	3,973
William Hill PLC	648	3,490
Wm Morrison Supermarkets PLC (b)	1,806	4,148
WPP PLC	156	3,606

		417,837

United States - 0.2%
Carnival PLC	16	835
Samsonite International SA	230	682
Sims Metal Management Ltd.	68	332
Thomson Reuters Corp.	66	2,669
Valeant Pharmaceuticals International, Inc.*	4	361

		4,879

TOTAL COMMON STOCKS
(Cost $2,477,712)		2,470,669

PREFERRED STOCKS - 0.3%
Germany - 0.3%
FUCHS PETROLUB SE	70	3,315
Henkel AG & Co. KGaA	16	1,817
Porsche Automobil Holding SE	26	1,365

(Cost $6,287)		6,497

Spain - 0.0%
Grifols SA, Class B
(Cost $556)	16	557

TOTAL PREFERRED STOCKS
(Cost $6,843)		7,054

RIGHTS - 0.0%
Australia - 0.0%
Transurban Group*, expires 12/31/15
(Cost $0)	1	0

SECURITIES LENDING COLLATERAL - 0.3%
Daily Assets Fund, 0.20% (d)(e)
(Cost $6,831)	6,831	6,831

TOTAL INVESTMENTS - 99.5%
(Cost $2,491,386)†		$2,484,554
Other assets and liabilities, net - 0.5%		13,423

NET ASSETS - 100.0%		$2,497,977

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,491,386. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $6,829. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,557 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,386.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $6,463, which is 0.3% of net assets.
(c)	Security is listed in country domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR - American Depositary Receipt.

CDI - Chess Depositary Interest.

FDR - Fiduciary Depositary Receipt.

REIT - Real Estate Investment Trust.

RSP - Risparmio (Convertible Savings Shares).

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2015 the Deutsche X-trackers FTSE Developed ex US Enhanced beta ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common and Preferred Stocks & Rights
Financials	515,211	20.8%
Industrials	483,361	19.5%
Consumer Discretionary	398,857	16.1%
Consumer Staples	276,474	11.1%
Materials	259,728	10.5%
Utilities	148,537	6.0%
Health Care	138,839	5.6%
Information Technology	113,291	4.6%
Telecommunication Services	87,512	3.5%
Energy	55,913	2.3%

Total	2,477,723	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers FTSE Developed ex U.S. Enhanced Beta ETF
Investment in Securities
Common Stocks*	$2,469,660	$—	$1,009	$2,470,669
Preferred Stocks*	7,054	—	—	7,054
Rights*	0	—	—	0
Securities Lending Collateral	6,831	—	—	6,831

Total	$2,483,545	$—	$1,009	$2,484,554

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Russell 1000 Enhanced Beta ETF

November 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 18.8%
Advance Auto Parts, Inc.	20	$3,255
AMC Networks, Inc., Class A*	6	488
Aramark	155	5,056
AutoNation, Inc.*	38	2,429
AutoZone, Inc.*	17	13,324
Bed Bath & Beyond, Inc.*	288	15,702
Best Buy Co., Inc.	31	985
BorgWarner, Inc.	37	1,580
Brinker International, Inc.	66	3,011
Brunswick Corp.	28	1,474
Cable One, Inc.	7	3,124
Cablevision Systems Corp., Class A	65	1,982
CarMax, Inc.*	16	917
Carnival Corp.	66	3,335
Carter’s, Inc.	41	3,535
CBS Corp., Class B	67	3,382
Charter Communications, Inc., Class A*	11	2,061
Chipotle Mexican Grill, Inc.*	2	1,159
Choice Hotels International, Inc.	21	1,072
Cinemark Holdings, Inc.	71	2,463
Coach, Inc.	159	5,051
Comcast Corp., Class A	4	244
Comcast Corp., Special Class A	11	669
CST Brands, Inc.	10	372
D.R. Horton, Inc.	9	291
Darden Restaurants, Inc.	32	1,797
Delphi Automotive PLC	174	15,291
Dick’s Sporting Goods, Inc.	146	5,698
Dillard’s, Inc., Class A	17	1,275
Discovery Communications, Inc., Class A*	18	560
Discovery Communications, Inc., Class C*	19	562
DISH Network Corp., Class A*	22	1,380
Dollar General Corp.	117	7,653
Dollar Tree, Inc.*	146	11,017
Domino’s Pizza, Inc.	18	1,935
DSW, Inc., Class A	95	2,181
Dunkin’ Brands Group, Inc.	22	933
Expedia, Inc.	8	985
Foot Locker, Inc.	154	10,010
Ford Motor Co.	68	975
GameStop Corp., Class A	64	2,242
Gannett Co., Inc.	145	2,477
Gap, (The), Inc.	85	2,272
Garmin Ltd.	23	870
General Motors Co.	46	1,665
Gentex Corp.	89	1,489
Genuine Parts Co.	156	14,138
GNC Holdings, Inc., Class A	53	1,580
Goodyear Tire & Rubber (The) Co.	24	837
GoPro, Inc., Class A*	7	143
Graham Holdings Co., Class B	7	3,789
H&R Block, Inc.	121	4,440
Hanesbrands, Inc.	73	2,239
Harley-Davidson, Inc.	13	636
Harman International Industries, Inc.	8	825
Hasbro, Inc.	83	6,066
Hilton Worldwide Holdings, Inc.	59	1,370
Home Depot, (The), Inc.	23	3,079
Hyatt Hotels Corp., Class A*	13	641
International Game Technology PLC	36	559
Interpublic Group of (The) Cos., Inc.	134	3,082
Jarden Corp.*	74	3,454
John Wiley & Sons, Inc., Class A	39	2,012
Johnson Controls, Inc.	55	2,530
Kohl’s Corp.	242	11,405
L Brands, Inc.	61	5,820
Lear Corp.	120	15,108
Leggett & Platt, Inc.	142	6,617
Lennar Corp., Class A	8	410
Liberty Interactive Corp., Class A*	245	6,488
Liberty Media Corp., Class A*	76	3,079
Liberty Media Corp., Class C*	99	3,871
Liberty Ventures, Series A*	7	301
Live Nation Entertainment, Inc.*	21	533
LKQ Corp.*	59	1,740
Lowe’s Cos., Inc.	124	9,499
lululemon athletica, Inc.*	8	383
Macy’s, Inc.	152	5,940
Madison Square Garden (The) Co., Class A*	19	3,087
Marriott International, Inc., Class A	56	3,971
Mattel, Inc.	29	721
McDonald’s Corp.	23	2,626
Michael Kors Holdings Ltd.*	4	172
Michaels (The) Cos., Inc.*	5	111
Mohawk Industries, Inc.*	19	3,624
MSG Networks, Inc., Class A*	58	1,147
Murphy USA, Inc.*	77	4,586
Newell Rubbermaid, Inc.	102	4,555

News Corp.	50	723
News Corp., Class A	153	2,195
NIKE, Inc., Class B	33	4,365
Nordstrom, Inc.	67	3,773
Norwegian Cruise Line Holdings Ltd.*	7	402
NVR, Inc.*	5	8,412
Omnicom Group, Inc.	145	10,718
O’Reilly Automotive, Inc.*	36	9,499
Panera Bread Co., Class A*	29	5,272
Penske Automotive Group, Inc.	17	793
Polaris Industries, Inc.	21	2,214
Priceline Group, (The), Inc.*	1	1,249
PVH Corp.	6	548
Ralph Lauren Corp.	18	2,236
Regal Entertainment Group, Class A	69	1,294
Ross Stores, Inc.	285	14,823
Royal Caribbean Cruises Ltd.	10	926
Sally Beauty Holdings, Inc.*	187	4,836
Scripps Networks Interactive, Inc., Class A	21	1,193
Service Corp. International	99	2,757
Signet Jewelers Ltd.	8	1,051
Sirius XM Holdings, Inc.*	234	962
Six Flags Entertainment Corp.	57	2,958
Skechers U.S.A., Inc., Class A*	9	272
Staples, Inc.	985	11,889
Starbucks Corp.	31	1,903
Starwood Hotels & Resorts Worldwide, Inc.	52	3,736
Starz, Class A*	56	1,976
Target Corp.	135	9,788
TEGNA, Inc.	32	904
Thomson Reuters Corp.	45	1,815
Thor Industries, Inc.	22	1,274
Tiffany & Co.	5	399
Time Warner Cable, Inc.	15	2,772
Time Warner, Inc.	34	2,379
TJX (The) Cos., Inc.	152	10,731
Toll Brothers, Inc.*	23	855
TopBuild Corp.*	6	183
Tractor Supply Co.	54	4,825
Tupperware Brands Corp.	18	1,022
Twenty-First Century Fox, Inc., Class A	26	767
Twenty-First Century Fox, Inc., Class B	9	270
Ulta Salon Cosmetics & Fragrance, Inc.*	10	1,670
Under Armour, Inc., Class A*	11	948
Urban Outfitters, Inc.*	97	2,173
VF Corp.	84	5,435
Viacom, Inc., Class B	17	846
Vista Outdoor, Inc.*	26	1,145
Visteon Corp.*(a)	44	5,276
Walt Disney (The) Co.	8	908
Wendy’s (The) Co.	151	1,587
Whirlpool Corp.	9	1,463
Williams-Sonoma, Inc.	44	2,786
Wyndham Worldwide Corp.	62	4,707
Yum! Brands, Inc.	63	4,568

		471,913

Consumer Staples - 9.7%
Altria Group, Inc.	56	3,226
Archer-Daniels-Midland Co.	302	11,020
Blue Buffalo Pet Products, Inc.*	4	72
Brown-Forman Corp., Class A	8	908
Brown-Forman Corp., Class B	16	1,641
Bunge Ltd.	255	16,985
Campbell Soup Co.	68	3,552
Church & Dwight Co., Inc.	93	7,977
Clorox (The) Co.	87	10,814
Coca-Cola (The) Co.	11	469
Coca-Cola Enterprises, Inc.	141	7,092
Colgate-Palmolive Co.	47	3,087
ConAgra Foods, Inc.	256	10,478
Constellation Brands, Inc., Class A	25	3,506
Costco Wholesale Corp.	98	15,819
Coty, Inc., Class A	25	694
CVS Health Corp.	41	3,858
Dr Pepper Snapple Group, Inc.	141	12,655
Edgewell Personal Care Co.	29	2,335
Energizer Holdings, Inc.	29	981
Estee Lauder (The) Cos., Inc., Class A	70	5,888
Flowers Foods, Inc.	193	4,539
General Mills, Inc.	101	5,834
Hain Celestial Group, (The), Inc.*	14	598
Hershey (The) Co.	41	3,539
Hormel Foods Corp.	99	7,417
Ingredion, Inc.	66	6,506
JM Smucker (The) Co.	4	485
Kellogg Co.	66	4,539
Kimberly-Clark Corp.	81	9,651
Kraft Heinz (The) Co.	42	3,095
Kroger (The) Co.	632	23,801
McCormick & Co., Inc.	81	6,959
Mead Johnson Nutrition Co.	41	3,304
Molson Coors Brewing Co., Class B	57	5,246
Mondelez International, Inc., Class A	87	3,798
Monster Beverage Corp.*	7	1,082
PepsiCo, Inc.	20	2,003
Philip Morris International, Inc.	19	1,660

Pinnacle Foods, Inc.	68	2,961
Procter & Gamble (The) Co.	6	449
Reynolds American, Inc.	58	2,683
Spectrum Brands Holdings, Inc.	8	758
Sprouts Farmers Market, Inc.*	24	579
Sysco Corp.	312	12,823
Tyson Foods, Inc., Class A	16	800
Walgreens Boots Alliance, Inc.	21	1,764
Wal-Mart Stores, Inc.	9	530
WhiteWave Foods (The) Co.*	16	650
Whole Foods Market, Inc. (a)	136	3,965

		245,075

Energy - 1.3%
Anadarko Petroleum Corp.	4	240
Apache Corp.	5	246
Baker Hughes, Inc.	20	1,081
Cabot Oil & Gas Corp.	23	433
California Resources Corp.	386	1,583
Cameron International Corp.*	13	888
Chevron Corp.	5	457
Cimarex Energy Co.	4	476
Columbia Pipeline Group, Inc.	125	2,396
Concho Resources, Inc.*	1	109
ConocoPhillips	18	973
Devon Energy Corp.	15	690
Dril-Quip, Inc.*	2	126
Energen Corp.	5	297
EOG Resources, Inc.	8	667
EQT Corp.	5	286
Exxon Mobil Corp.	6	490
FMC Technologies, Inc.*	9	306
Frank’s International NV	7	118
Halliburton Co.	3	120
Helmerich & Payne, Inc. (a)	3	175
Hess Corp.	8	472
HollyFrontier Corp.	34	1,635
Kinder Morgan, Inc.	7	165
Marathon Oil Corp.	36	630
Marathon Petroleum Corp.	27	1,577
Murphy Oil Corp.	17	486
National Oilwell Varco, Inc.	11	411
Occidental Petroleum Corp.	24	1,814
Oceaneering International, Inc.	10	437
ONEOK, Inc.	15	442
Phillips 66	20	1,831
Schlumberger Ltd.	7	540
Spectra Energy Corp.	32	839
Targa Resources Corp.	4	157
Tesoro Corp.	3	345
Valero Energy Corp.	50	3,593
World Fuel Services Corp.	45	1,962

		29,493

Financials - 15.5%
ACE Ltd.	40	4,594
Affiliated Managers Group, Inc.*	12	2,127
Aflac, Inc.	45	2,936
Alexandria Real Estate Equities, Inc. REIT	8	737
Alleghany Corp.*	9	4,584
Allied World Assurance Co. Holdings AG	114	4,141
Allstate (The) Corp.	93	5,837
Ally Financial, Inc.*	21	419
American Campus Communities, Inc. REIT	9	364
American Capital Agency Corp. REIT	43	772
American Express Co.	6	430
American Financial Group, Inc.	29	2,146
American International Group, Inc.	6	382
American Tower Corp. REIT	11	1,093
Ameriprise Financial, Inc.	6	678
Amtrust Financial Services, Inc.	28	1,750
Annaly Capital Management, Inc. REIT	26	249
Aon PLC	35	3,316
Apartment Investment & Management Co., Class A REIT	14	534
Apple Hospitality REIT, Inc. REIT (a)	100	1,950
Arch Capital Group Ltd.*	83	6,015
Arthur J Gallagher & Co.	44	1,925
Aspen Insurance Holdings Ltd.	60	3,031
Associated Banc-Corp.	26	533
Assurant, Inc.	20	1,710
Assured Guaranty Ltd.	11	291
AvalonBay Communities, Inc. REIT	10	1,818
Axis Capital Holdings Ltd.	187	10,472
Bank of Hawaii Corp. (a)	8	554
Bank of New York Mellon (The) Corp.	8	351
BankUnited, Inc.	6	227
BB&T Corp.	29	1,120
Berkshire Hathaway, Inc., Class B*	5	670
BioMed Realty Trust, Inc. REIT	30	704
BlackRock, Inc.	2	727
BOK Financial Corp.	4	275
Boston Properties, Inc. REIT	12	1,500
Brixmor Property Group, Inc. REIT	9	226
Brown & Brown, Inc.	65	2,110
Camden Property Trust REIT	29	2,215
Capital One Financial Corp.	12	942
Care Capital Properties, Inc. REIT	4	127

CBL & Associates Properties, Inc. REIT	47	614
CBOE Holdings, Inc.	81	5,849
CBRE Group, Inc., Class A*	63	2,361
Charles Schwab (The) Corp.	7	236
Chimera Investment Corp. REIT	156	2,198
Chubb (The) Corp.	76	9,920
Cincinnati Financial Corp.	57	3,483
CIT Group, Inc.	52	2,234
Citizens Financial Group, Inc.	6	160
CME Group, Inc.	11	1,074
CNA Financial Corp.	6	220
Columbia Property Trust, Inc. REIT	16	401
Comerica, Inc.	8	371
Commerce Bancshares, Inc.	13	597
Communications Sales & Leasing, Inc. REIT	24	467
Corporate Office Properties Trust REIT	8	178
Corrections Corp. of America REIT	145	3,738
Credit Acceptance Corp.*	8	1,604
Crown Castle International Corp. REIT	8	687
Cullen/Frost Bankers, Inc.	3	209
DDR Corp. REIT	11	188
Digital Realty Trust, Inc. REIT	23	1,659
Discover Financial Services	34	1,930
Douglas Emmett, Inc. REIT	9	279
Duke Realty Corp. REIT	41	834
E*Trade Financial Corp.*	6	183
East West Bancorp, Inc.	18	781
Eaton Vance Corp.	102	3,664
Empire State Realty Trust, Inc., Class A REIT	7	129
Endurance Specialty Holdings Ltd.	61	4,024
Equity Lifestyle Properties, Inc. REIT	29	1,809
Equity Residential REIT	39	3,113
Erie Indemnity Co., Class A	11	1,060
Essex Property Trust, Inc. REIT	3	692
Everest Re Group Ltd.	80	14,755
Extra Space Storage, Inc. REIT	30	2,513
FactSet Research Systems, Inc.	40	6,781
Federal Realty Investment Trust REIT	12	1,758
Federated Investors, Inc., Class B	93	2,913
Fifth Third Bancorp	51	1,054
First Horizon National Corp.	28	416
First Niagara Financial Group, Inc.	18	194
First Republic Bank	15	1,033
FNF Group	231	8,281
Four Corners Property Trust, Inc.*	11	218
Franklin Resources, Inc.	46	1,928
Gaming and Leisure Properties, Inc. REIT	24	653
General Growth Properties, Inc. REIT	21	535
Goldman Sachs Group, (The), Inc.	2	380
Hanover Insurance Group, (The), Inc.	31	2,623
Hartford Financial Services Group, (The), Inc.	16	730
HCP, Inc. REIT	75	2,665
Healthcare Trust of America, Inc., Class A REIT	11	287
Hospitality Properties Trust REIT	46	1,278
Host Hotels & Resorts, Inc. REIT	69	1,145
Huntington Bancshares, Inc.	115	1,344
Interactive Brokers Group, Inc., Class A	10	434
Intercontinental Exchange, Inc.	3	779
Invesco Ltd.	75	2,527
Iron Mountain, Inc. REIT	100	2,778
Jones Lang LaSalle, Inc.	28	4,651
JPMorgan Chase & Co.	2	133
KeyCorp	62	813
Kilroy Realty Corp. REIT	5	334
Kimco Realty Corp. REIT	64	1,670
Lamar Advertising Co., Class A REIT	33	1,928
Lazard Ltd., Class A	35	1,626
Legg Mason, Inc.	27	1,198
Leucadia National Corp.	21	371
Liberty Property Trust REIT	16	542
Lincoln National Corp.	12	660
Loews Corp.	22	834
LPL Financial Holdings, Inc. (a)	9	414
M&T Bank Corp.	5	627
Macerich (The) Co. REIT	57	4,455
Markel Corp.*(a)	2	1,810
Marsh & McLennan Cos., Inc.	126	6,968
McGraw-Hill Financial, Inc.	2	193
Mercury General Corp.	29	1,501
MetLife, Inc.	6	307
MFA Financial, Inc. REIT	206	1,438
Mid-America Apartment Communities, Inc. REIT	8	708
Moody’s Corp.	53	5,466
Morgan Stanley	7	240
Morningstar, Inc.	19	1,534
MSCI, Inc.	82	5,750
Nasdaq, Inc.	67	3,928
National Retail Properties, Inc. REIT	35	1,346
Navient Corp.	121	1,441
New York Community Bancorp, Inc.	110	1,804
Northern Trust Corp.	12	899
NorthStar Asset Management Group, Inc.	29	394
Old Republic International Corp.	55	1,043
OMEGA Healthcare Investors, Inc. REIT	39	1,343
Outfront Media, Inc. REIT	92	2,102
PartnerRe Ltd.	90	12,522
People’s United Financial, Inc.	39	653

Piedmont Office Realty Trust, Inc., Class A REIT (a)	7	136
Plum Creek Timber Co., Inc. REIT	31	1,575
PNC Financial Services Group, (The), Inc.	11	1,051
Post Properties, Inc. REIT	41	2,417
Principal Financial Group, Inc.	19	978
ProAssurance Corp.	46	2,434
Progressive (The) Corp.	346	10,664
Prologis, Inc. REIT	9	385
Prudential Financial, Inc.	4	346
Public Storage REIT	24	5,761
Raymond James Financial, Inc.	23	1,351
Rayonier, Inc. REIT	18	434
Realogy Holdings Corp.*	52	2,148
Realty Income Corp. REIT	24	1,191
Regency Centers Corp. REIT	24	1,617
Regions Financial Corp.	45	456
Reinsurance Group of America, Inc.	41	3,767
RenaissanceRe Holdings Ltd.	61	6,756
Retail Properties of America, Inc., Class A REIT	14	214
Santander Consumer USA Holdings, Inc.*	41	723
SEI Investments Co.	125	6,799
Senior Housing Properties Trust REIT	27	390
Signature Bank*	3	475
Simon Property Group, Inc. REIT	9	1,676
SL Green Realty Corp. REIT	6	709
SLM Corp.*	126	851
StanCorp Financial Group, Inc.	11	1,250
Starwood Property Trust, Inc. REIT	27	549
State Street Corp.	5	363
SunTrust Banks, Inc.	20	868
SVB Financial Group*	2	265
Synchrony Financial*	16	509
Synovus Financial Corp.	6	200
T. Rowe Price Group, Inc.	66	5,026
Tanger Factory Outlet Centers, Inc. REIT	23	766
Taubman Centers, Inc. REIT	61	4,384
TCF Financial Corp.	15	230
TD Ameritrade Holding Corp.	18	659
Torchmark Corp.	55	3,334
Travelers (The) Cos., Inc.	70	8,020
Two Harbors Investment Corp. REIT	158	1,343
UDR, Inc. REIT	25	923
Unum Group	33	1,210
US Bancorp	18	790
Validus Holdings Ltd.	128	6,039
Ventas, Inc. REIT	18	960
Vornado Realty Trust REIT	19	1,838
Voya Financial, Inc.	71	2,890
W.R. Berkley Corp.	82	4,564
Waddell & Reed Financial, Inc., Class A	11	411
Weingarten Realty Investors REIT	40	1,399
Wells Fargo & Co.	3	165
Welltower, Inc. REIT	13	821
Weyerhaeuser Co. REIT	184	5,919
White Mountains Insurance Group Ltd.	2	1,616
WP Carey, Inc. REIT	9	557
WP Glimcher, Inc. REIT	46	485
XL Group PLC	45	1,718
Zions Bancorporation	8	240

		382,791

Health Care - 10.3%
Abbott Laboratories	65	2,920
AbbVie, Inc.	20	1,163
Acadia Healthcare Co., Inc.*	4	276
Aetna, Inc.	71	7,295
Agilent Technologies, Inc.	43	1,798
Alere, Inc.*	6	248
Alexion Pharmaceuticals, Inc.*	2	357
Align Technology, Inc.*	3	200
AmerisourceBergen Corp.	319	31,466
Amgen, Inc.	7	1,128
Anthem, Inc.	45	5,867
Baxalta, Inc.	46	1,582
Baxter International, Inc.	46	1,732
Becton Dickinson and Co.	49	7,362
Biogen, Inc.*	2	574
BioMarin Pharmaceutical, Inc.*	1	95
Bio-Rad Laboratories, Inc., Class A*	16	2,236
Bio-Techne Corp.	25	2,280
Boston Scientific Corp.*	73	1,334
Bristol-Myers Squibb Co.	20	1,340
Bruker Corp.*	7	158
C.R. Bard, Inc.	64	11,957
Cardinal Health, Inc.	131	11,377
Celgene Corp.*	7	766
Centene Corp.*	27	1,559
Cerner Corp.*	55	3,278
Charles River Laboratories International, Inc.*	31	2,374
Cigna Corp.	30	4,050
Community Health Systems, Inc.*	7	203
Cooper (The) Cos., Inc.	13	1,901
DaVita Healthcare Partners, Inc.*	63	4,602
DENTSPLY International, Inc.	103	6,248
Edwards Lifesciences Corp.*	19	3,097
Eli Lilly & Co.	26	2,133
Envision Healthcare Holdings, Inc.*	13	358

Express Scripts Holding Co.*	52	4,445
Gilead Sciences, Inc.	3	318
HCA Holdings, Inc.*	16	1,089
Health Net, Inc.*	84	5,314
Henry Schein, Inc.*	81	12,675
Hill-Rom Holdings, Inc.	19	967
Hologic, Inc.*	28	1,130
Humana, Inc.	62	10,457
IDEXX Laboratories, Inc.*	41	2,904
Inovalon Holdings, Inc., Class A*	6	111
Intuitive Surgical, Inc.*	6	3,120
Johnson & Johnson	4	405
Laboratory Corp. of America Holdings*	45	5,469
LifePoint Health, Inc.*	30	2,148
McKesson Corp.	69	13,065
MEDNAX, Inc.*	89	6,352
Merck & Co., Inc.	9	477
Mettler-Toledo International, Inc.*	17	5,827
Mylan N.V*	16	821
Patterson Cos., Inc.	106	4,831
PerkinElmer, Inc.	28	1,489
Pfizer, Inc.	25	820
QIAGEN NV*	17	449
Quest Diagnostics, Inc.	98	6,695
Quintiles Transnational Holdings, Inc.*	43	2,924
ResMed, Inc.	71	4,230
Sirona Dental Systems, Inc.*	32	3,471
St Jude Medical, Inc.	41	2,587
Stryker Corp.	23	2,219
Teleflex, Inc.	21	2,766
Tenet Healthcare Corp.*	3	100
Thermo Fisher Scientific, Inc.	4	554
United Therapeutics Corp.*	15	2,289
UnitedHealth Group, Inc.	30	3,381
Universal Health Services, Inc., Class B	24	2,916
Varian Medical Systems, Inc.*	58	4,685
VCA, Inc.*	59	3,247
VWR Corp.*	8	213
Waters Corp.*	33	4,383
Zimmer Biomet Holdings, Inc.	43	4,343
Zoetis, Inc.	66	3,082

		264,082

Industrials - 16.1%
3M Co.	20	3,132
Acuity Brands, Inc.	11	2,539
ADT (The) Corp.	164	5,817
AECOM*	39	1,241
AGCO Corp.	29	1,458
Air Lease Corp.	33	1,110
Alaska Air Group, Inc.	178	14,192
Allegion PLC	20	1,344
Allison Transmission Holdings, Inc.	59	1,650
AMERCO	4	1,622
AMETEK, Inc.	58	3,275
AO Smith Corp.	43	3,430
Armstrong World Industries, Inc.*	11	547
Avis Budget Group, Inc.*	4	150
B/E Aerospace, Inc.	33	1,525
Babcock & Wilcox Enterprises, Inc.*	17	326
Boeing (The) Co.	26	3,782
BWX Technologies, Inc.	33	1,005
C.H. Robinson Worldwide, Inc.	62	4,181
Carlisle Cos., Inc.	28	2,477
Caterpillar, Inc.	13	945
Chicago Bridge & Iron Co. NV	3	128
Cintas Corp.	104	9,526
Clean Harbors, Inc.*	10	433
Copa Holdings SA, Class A	2	103
Copart, Inc.*	57	2,250
Covanta Holding Corp.	57	921
Crane Co.	16	832
CSX Corp.	156	4,435
Cummins, Inc.	20	2,007
Danaher Corp.	36	3,470
Deere & Co.	34	2,705
Delta Air Lines, Inc.	66	3,067
Donaldson Co., Inc.	49	1,539
Dover Corp.	42	2,768
Dun & Bradstreet (The) Corp.	50	5,390
Eaton Corp. PLC	33	1,919
Emerson Electric Co.	60	3,000
Equifax, Inc.	81	9,032
Expeditors International of Washington, Inc.	126	6,116
Fastenal Co.	29	1,177
FedEx Corp.	47	7,451
Flowserve Corp.	11	509
Fluor Corp.	13	632
Fortune Brands Home & Security, Inc.	44	2,419
GATX Corp.	8	370
General Dynamics Corp.	58	8,495
General Electric Co.	7	209
Genesee & Wyoming, Inc., Class A*	7	485
Graco, Inc.	24	1,811
HD Supply Holdings, Inc.*	12	380
Hexcel Corp.	76	3,579
Honeywell International, Inc.	31	3,222

Hubbell, Inc., Class B	20	1,986
Huntington Ingalls Industries, Inc.	65	8,510
IDEX Corp.	36	2,837
IHS, Inc., Class A*	8	986
Illinois Tool Works, Inc.	74	6,954
Ingersoll-Rand PLC	34	1,995
ITT Corp.	39	1,549
Jacobs Engineering Group, Inc.*	28	1,236
JB Hunt Transport Services, Inc.	59	4,616
JetBlue Airways Corp.*	112	2,771
Kansas City Southern	9	818
KAR Auction Services, Inc.	53	2,010
KBR, Inc.	20	389
Kennametal, Inc.	7	205
Kirby Corp.*	6	388
L-3 Communications Holdings, Inc.	50	6,120
Landstar System, Inc.	51	3,184
Lennox International, Inc.	35	4,757
Lincoln Electric Holdings, Inc.	55	3,105
Lockheed Martin Corp.	44	9,643
Macquarie Infrastructure Corp.	5	375
ManpowerGroup, Inc.	48	4,333
Masco Corp.	52	1,555
Middleby (The) Corp.*	10	1,100
MSC Industrial Direct Co., Inc., Class A	12	740
Nielsen Holdings PLC	39	1,821
Nordson Corp.	23	1,668
Norfolk Southern Corp.	34	3,232
Northrop Grumman Corp.	92	17,145
Old Dominion Freight Line, Inc.*	58	3,695
Orbital ATK, Inc.	23	1,976
Oshkosh Corp.	4	176
Owens Corning	22	1,030
PACCAR, Inc.	75	3,897
Parker-Hannifin Corp.	34	3,558
Pentair PLC	30	1,701
Pitney Bowes, Inc.	23	497
Precision Castparts Corp.	6	1,389
Quanta Services, Inc.*	64	1,411
R.R. Donnelley & Sons Co.	135	2,172
Raytheon Co.	99	12,279
Regal Beloit Corp.	26	1,676
Republic Services, Inc.	121	5,316
Robert Half International, Inc.	110	5,630
Rockwell Automation, Inc.	29	3,087
Rockwell Collins, Inc.	41	3,800
Rollins, Inc.	78	2,118
Roper Technologies, Inc.	23	4,450
Ryder System, Inc.	44	2,902
Snap-on, Inc.	37	6,370
Southwest Airlines Co.	422	19,361
Spirit AeroSystems Holdings, Inc., Class A*	10	524
Spirit Airlines, Inc.*	9	331
SPX Corp.	3	33
SPX Flow, Inc.*	3	101
Stanley Black & Decker, Inc.	55	6,004
Stericycle, Inc.*	21	2,535
Textron, Inc.	63	2,688
Timken (The) Co.	25	806
Toro (The) Co.	48	3,699
Towers Watson & Co., Class A	51	6,860
TransDigm Group, Inc.*	14	3,285
TransUnion*	4	102
Triumph Group, Inc.	20	801
Tyco International PLC	114	4,025
Union Pacific Corp.	24	2,015
United Continental Holdings, Inc.*	21	1,170
United Parcel Service, Inc., Class B	39	4,017
United Rentals, Inc.*	2	157
United Technologies Corp.	14	1,345
Valmont Industries, Inc.	5	586
Verisk Analytics, Inc.*	76	5,696
W.W. Grainger, Inc.	18	3,610
WABCO Holdings, Inc.*	48	5,159
Wabtec Corp.	37	2,964
Waste Connections, Inc.	41	2,234
Waste Management, Inc.	143	7,689
Watsco, Inc.	32	4,067
WESCO International, Inc.*	5	240
Xylem, Inc.	42	1,567

		404,957

Information Technology - 12.7%
Accenture PLC, Class A	51	5,468
Activision Blizzard, Inc.	133	5,009
Adobe Systems, Inc.*	11	1,006
Akamai Technologies, Inc.*	10	576
Alliance Data Systems Corp.*	3	861
Altera Corp.	34	1,795
Amdocs Ltd.	217	12,276
Amphenol Corp., Class A	82	4,514
Analog Devices, Inc.	86	5,300
ANSYS, Inc.*	40	3,728
Apple, Inc.	23	2,721
Applied Materials, Inc.	124	2,328
ARRIS Group, Inc.*	40	1,223
Arrow Electronics, Inc.*	70	3,959

Autodesk, Inc.*	16	1,016
Automatic Data Processing, Inc.	94	8,108
Avago Technologies Ltd., Class A	1	131
Avnet, Inc.	73	3,309
Black Knight Financial Services, Inc., Class A*	4	139
Booz Allen Hamilton Holding Corp.	104	3,167
Broadcom Corp., Class A	42	2,295
Broadridge Financial Solutions, Inc.	188	10,336
Brocade Communications Systems, Inc. (a)	213	1,999
CA, Inc.	189	5,313
Cadence Design Systems, Inc.*	69	1,539
CDK Global, Inc.	42	1,991
CDW Corp./de	90	3,885
Cisco Systems, Inc.	34	927
Citrix Systems, Inc.*	19	1,457
Cognex Corp.	16	593
Cognizant Technology Solutions Corp., Class A*	26	1,679
Computer Sciences Corp.	63	1,974
CoreLogic, Inc.*	11	405
Corning, Inc.	214	4,008
CoStar Group, Inc.*	2	418
CSRA, Inc.*	126	3,970
Dolby Laboratories, Inc., Class A	23	795
DST Systems, Inc.	81	9,905
eBay, Inc.*	41	1,213
EchoStar Corp., Class A*	3	117
Electronic Arts, Inc.*	15	1,017
EMC Corp.	205	5,195
F5 Networks, Inc.*	7	721
Fidelity National Information Services, Inc.	65	4,138
Fiserv, Inc.*	85	8,180
Fitbit, Inc., Class A*	5	144
FleetCor Technologies, Inc.*	2	307
FLIR Systems, Inc. (a)	39	1,192
Fortinet, Inc.*(a)	10	360
Gartner, Inc.*	64	5,971
Genpact Ltd.*	186	4,687
Global Payments, Inc.	35	2,480
Harris Corp.	53	4,406
Hewlett Packard Enterprise Co.*	51	758
HP, Inc.	51	639
IAC/InterActiveCorp	17	1,068
Ingram Micro, Inc., Class A	10	309
Intel Corp.	83	2,886
International Business Machines Corp.	6	837
Intuit, Inc.	82	8,216
Jabil Circuit, Inc.	48	1,228
Jack Henry & Associates, Inc.	65	5,160
Juniper Networks, Inc.	90	2,712
Keysight Technologies, Inc.*	171	5,268
KLA-Tencor Corp.	109	7,245
Lam Research Corp.	41	3,206
Leidos Holdings, Inc. (a)	77	4,461
Lexmark International, Inc., Class A	23	790
Linear Technology Corp.	113	5,166
Marvell Technology Group Ltd.	78	691
MasterCard, Inc., Class A	15	1,469
Maxim Integrated Products, Inc.	96	3,722
Microchip Technology, Inc.	39	1,883
Micron Technology, Inc.*	10	159
Microsoft Corp.	21	1,141
Motorola Solutions, Inc.	16	1,148
National Instruments Corp.	24	754
NetApp, Inc.	130	3,986
NVIDIA Corp.	73	2,316
ON Semiconductor Corp.*	71	778
Oracle Corp.	14	546
Paychex, Inc.	168	9,114
PayPal Holdings, Inc.*	41	1,446
PTC, Inc.*(a)	17	613
QUALCOMM, Inc.	22	1,073
Rackspace Hosting, Inc.*	8	229
Red Hat, Inc.*	28	2,279
SanDisk Corp.	4	295
Skyworks Solutions, Inc.	11	913
SolarWinds, Inc.*	14	818
SS&C Technologies Holdings, Inc.	11	791
Symantec Corp.	173	3,387
Synopsys, Inc.*	153	7,662
Teradata Corp.*	61	1,824
Teradyne, Inc.	72	1,496
Texas Instruments, Inc.	102	5,928
Total System Services, Inc.	133	7,443
Ultimate Software Group, (The), Inc.*	6	1,185
Vantiv, Inc., Class A*	43	2,267
VeriSign, Inc.*	164	14,668
Visa, Inc., Class A	19	1,501
VMware, Inc., Class A*	4	246
Western Digital Corp.	24	1,498
Western Union (The) Co.	778	14,673
WEX, Inc.*	5	471
Xerox Corp.	285	3,007
Xilinx, Inc.	64	3,180
Yahoo!, Inc.*	16	541
Zebra Technologies Corp., Class A*	3	241

		317,582

Materials - 5.8%
Air Products & Chemicals, Inc.	33	4,517
Airgas, Inc.	22	3,040
Albemarle Corp.	14	750
Alcoa, Inc.	47	440
AptarGroup, Inc.	54	4,022
Ashland, Inc.	29	3,267
Avery Dennison Corp.	137	9,037
Axalta Coating Systems Ltd.*	8	232
Bemis Co., Inc.	121	5,702
Cabot Corp.	7	305
Celanese Corp., Class A, Series A	37	2,618
CF Industries Holdings, Inc.	115	5,306
Chemours (The) Co.	12	75
Compass Minerals International, Inc.	23	1,935
Crown Holdings, Inc.*	73	3,789
Cytec Industries, Inc.	19	1,422
Domtar Corp.	35	1,438
Dow Chemical (The) Co.	53	2,763
E.I. du Pont de Nemours & Co.	62	4,175
Eagle Materials, Inc.	2	138
Eastman Chemical Co.	13	944
Ecolab, Inc.	25	2,979
FMC Corp.	12	515
Graphic Packaging Holding Co.	215	2,939
International Flavors & Fragrances, Inc.	53	6,361
International Paper Co.	163	6,818
Lyondellbasell Industries NV, Class A	21	2,012
Monsanto Co.	29	2,760
Mosaic (The) Co.	28	886
NewMarket Corp.	10	4,131
Newmont Mining Corp.	14	258
Nucor Corp.	103	4,269
Owens-Illinois, Inc.*	11	212
Packaging Corp. of America	83	5,643
PPG Industries, Inc.	69	7,296
Praxair, Inc.	27	3,046
Reliance Steel & Aluminum Co.	21	1,235
RPM International, Inc.	64	3,007
Scotts Miracle-Gro (The) Co., Class A	39	2,722
Sealed Air Corp.	50	2,268
Sherwin-Williams (The) Co.	31	8,558
Silgan Holdings, Inc.	69	3,749
Sonoco Products Co.	127	5,565
Southern Copper Corp.	13	335
Steel Dynamics, Inc.	61	1,061
Valspar (The) Corp.	74	6,252
Vulcan Materials Co.	10	1,027
W.R. Grace & Co.*	3	295
Westlake Chemical Corp.	2	120

		142,234

Telecommunication Services - 0.6%
AT&T, Inc.	36	1,212
CenturyLink, Inc.	229	6,167
Frontier Communications Corp.	414	2,066
SBA Communications Corp., Class A*	13	1,367
Telephone & Data Systems, Inc.	79	2,235
United States Cellular Corp.*	9	375
Verizon Communications, Inc.	33	1,500
Zayo Group Holdings, Inc.*	10	243

		15,165

Utilities - 9.0%
AES Corp.	222	2,218
AGL Resources, Inc.	74	4,630
Alliant Energy Corp.	84	5,056
Ameren Corp.	159	6,958
American Electric Power Co., Inc.	134	7,505
American Water Works Co., Inc.	105	6,065
Aqua America, Inc.	89	2,612
Atmos Energy Corp.	109	6,792
Calpine Corp.*	48	710
CenterPoint Energy, Inc.	130	2,203
CMS Energy Corp.	260	9,105
Consolidated Edison, Inc.	165	10,255
Dominion Resources, Inc.	37	2,493
DTE Energy Co.	109	8,773
Duke Energy Corp.	61	4,133
Edison International	157	9,320
Entergy Corp.	89	5,930
Eversource Energy	132	6,725
Exelon Corp.	150	4,097
FirstEnergy Corp.	174	5,462
Great Plains Energy, Inc.	142	3,833
Hawaiian Electric Industries, Inc.	155	4,430
ITC Holdings Corp.	61	2,250
MDU Resources Group, Inc.	10	174
National Fuel Gas Co.	33	1,509
NextEra Energy, Inc.	33	3,295
NiSource, Inc.	125	2,399
NRG Energy, Inc.	12	148
OGE Energy Corp.	34	888
Pepco Holdings, Inc.	42	1,078
PG&E Corp.	149	7,857
Pinnacle West Capital Corp.	145	9,187
PPL Corp.	196	6,672

Public Service Enterprise Group, Inc.	252	9,853
Questar Corp.	127	2,407
SCANA Corp.	86	5,086
Sempra Energy	35	3,473
Southern (The) Co.	121	5,389
TECO Energy, Inc.	171	4,501
UGI Corp.	332	11,510
Vectren Corp.	117	4,981
WEC Energy Group, Inc.	140	6,905
Westar Energy, Inc.	111	4,737
Xcel Energy, Inc.	268	9,557

		223,161

TOTAL COMMON STOCKS
(Cost $2,497,873)		2,496,453

SECURITIES LENDING COLLATERAL - 0.7%
Daily Assets Fund, 0.20% (b)(c)
(Cost $18,102)	18,102	18,102

TOTAL INVESTMENTS - 100.5%
(Cost $2,515,975)†		$2,514,555
Other assets and liabilities, net - (0.5%)		(13,733)

NET ASSETS - 100.0%		$2,500,822

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,515,975. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,420. This consisted of aggregate gross unrealized depreciation for all securities in which there was an excess of value over tax cost of $14,934 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,354.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $17,577, which is 0.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Russell 1000 Enhanced Beta ETF
Investment in Securities
Common Stocks*	$2,496,453	$—	$—	$2,496,453
Securities Lending Collateral	18,102	—	—	18,102

Total	$2,514,555	$—	$—	$2,514,555

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

*	See Schedule of Investments for additional detailed categorizations.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	January 28, 2016

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	January 28, 2016

*	Print the name and title of each signing officer under his or her signature.